Document and Entity Information	Feb. 15, 2023
Cover [Abstract]
Entity Registrant Name	POWELL INDUSTRIES INC
Amendment Flag	true
Entity Central Index Key	0000080420
Document Type	8-K/A
Document Period End Date	Feb. 15, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-12488
Entity Tax Identification Number	88-0106100
Entity Address, Address Line One	8550 Mosley Road
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77075-1180
City Area Code	(713)
Local Phone Number	944-6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	POWL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This current report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Powell Industries, Inc. (the “Company”) on February 16, 2023 (the “Original Form 8-K”). The purpose of this Amendment is to update the disclosure under “Item 5.07 Submission of Matters to a Vote of Security Holders” of the Original Form 8-K to provide information regarding the Company’s determination on how frequently the Company will conduct future stockholder advisory votes on the compensation of the Company’s named executive officers. Except for the foregoing, this Amendment does not supplement, modify or update any other disclosure contained in the Original Form 8-K.